TAXATION (Current and Deferred Income Taxes) (Details)	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
PRC	¥ (37,136,613)		¥ (39,138,531)	¥ (234,278,825)
Other countries	(74,198,842)		27,002,786	(35,469,815)
Total current income tax expenses	(111,335,455)		(12,135,745)	(269,748,640)
Deferred tax benefit	106,925,932		7,507,742	12,261,634
Total current income tax expenses	¥ (4,409,523)	$ (641,339)	¥ (4,628,003)	¥ (257,487,006)